Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 2,861	$ 4,345	$ 257
Short-term marketable securities	1,299	514	508
Funds held at payment processors	119	146	50
Accounts receivable, net	286	291	58
Prepaid expenses and other current assets	142	221	125
Total current assets	4,707	5,517	998
Long-term marketable securities	554
Restricted cash			30
Property and equipment, net	355	210	101
Operating lease right-of-use assets	301	203	166
Goodwill	316	316	306
Intangible assets, net	64	74	103
Other assets	61	33	28
Total assets	6,358	6,353	1,732
Current liabilities:
Accounts payable	86	80	20
Operating lease liabilities	27	15	17
Convertible notes		364
Accrued expenses and other current liabilities	1,226	943	345
Total current liabilities	1,339	1,402	382
Operating lease liabilities	339	238	167
Other liabilities	14	13	1
Total liabilities	1,692	1,653	550
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock, $0.00001 par value, 235,860 and zero shares authorized, 230,667 and zero shares issued and outstanding as of December 31, 2019 and 2020, respectively; liquidation preference of $2,197 and zero as of December 31, 2019 and 2020, respectively			2,264
Stockholders' (deficit) equity:
Common stock value		0	0
Additional paid-in capital	6,592	6,313	70
Accumulated deficit	(1,926)	(1,613)	(1,152)
Total stockholders' (deficit) equity	4,666	4,700	(1,082)
Total liabilities, redeemable convertible preferred stock, and stockholders' (deficit) equity	$ 6,358	$ 6,353	$ 1,732